Note 12 - Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 12 - Business Segment Information (Details) [Line Items]
Increase (Decrease) in Accounts Receivable (in Dollars)	$ 975	$ (3,591)
Waste Management Services [Member]
Note 12 - Business Segment Information (Details) [Line Items]
Increase (Decrease) in Accounts Receivable (in Dollars)	$ 5,900
Waste Management Services Segments Net Operating Revenues [Member]
Note 12 - Business Segment Information (Details) [Line Items]
Concentration Risk, Percentage	17.00%	14.00%
Consolidated Net Operating Revenues [Member]
Note 12 - Business Segment Information (Details) [Line Items]
Concentration Risk, Percentage	13.00%	10.00%